Deferred compensation plans (Tables)	12 Months Ended
Mar. 31, 2018
Deferred compensation plans
SAR Plan A awards, Weighted-average assumptions

	Year ended March 31
	2016	2017	2018
Expected volatility	40.87%	40.95%	35.30%
Expected dividends yield	2.99%	2.30%	3.07%
Expected lives (in years)	7	4.5	4.5
Risk-free interest rate	0.27%	0.03%	0.10%

Activity relating to SAR Plan A awards

	Outstanding (number of Nomura shares)	Weighted-average exercise price	Weighted-average remaining life until expiry (years)
Outstanding as of March 31, 2017	14,471,000	¥634	4.2
Granted	2,557,500	684
Exercised	(1,817,000)	403
Forfeited	(9,800)	660
Expired	(131,400)	474

Outstanding as of March 31, 2018	15,070,300	¥671	4.1

Exercisable as of March 31, 2018	9,960,400	¥687	3.1

Activity relating to SAR Plan B awards

	Outstanding (number of Nomura shares)	Weighted-average grant date fair value per share	Weighted-average remaining life until expiry (years)
Outstanding as of March 31, 2017	74,331,600	¥486	4.8
Granted	17,840,700	588
Exercised	(32,528,200)	482
Forfeited	(1,405,100)	527
Expired	(301,400)	654

Outstanding as of March 31, 2018	57,937,600	¥518	4.7

Exercisable as of March 31, 2018	23,793,300	¥505	3.0

Activity related to NSU and CSU awards

	NSUs			CSUs
	Outstanding (number of units)	Stock price		Outstanding (number of units)	Stock price
Outstanding as of March 31, 2017	31,972,807	¥679		19,032,063	¥603
Granted	30,026,069	681	(1)	22,422,312	668	(1)
Vested	(25,304,958)	676	(2)	(18,591,244)	639	(2)
Forfeited	(1,734,319)			(1,676,656)

Outstanding as of March 31, 2018	34,959,599	¥568	(3)	21,186,475	¥607	(3)

(1)	Weighted-average price of the Company’s common stock used to determine number of awards granted.
(2)	Weighted-average price of the Company’s common stock used to determine the final cash settlement amount of the awards.
(3)	The price of the Company’s common stock used to remeasure the fair value of the remaining outstanding unvested awards as of March 31, 2018.

Activity relating to NIU awards

	Outstanding (number of units)	Index price(1)
Outstanding as of March 31, 2017	12,281,338	$5,123
Granted	14,939,005	5,339	(2)
Vested	(12,898,991)	5,366	(3)
Forfeited	(1,037,376)

Outstanding as of March 31, 2018	13,283,976	$5,854	(4)

(1)	The price of each unit is determined using 1/1000th of the index price.
(2)	Weighted-average index price used to determine number of awards granted.
(3)	Weighted-average index price used to determine the final cash settlement amount of the awards.
(4)	Index price used to remeasure the total fair value of the remaining outstanding unvested awards as of March 31, 2018.